EXHIBIT 99.5

AMC ATR QM Report

QM-ATR Diligence Report
Run Date - 11/16/2020 3:13:38 PM

AMC Loan ID	Customer Loan ID	Borrower Name	Originator QM Designation	Due Diligence QM Designation	Application Date
xxxxxx	709268	xxxxxx	Non QM	Non QM	xxxxxx
xxxxxx	701395	xxxxxx	Non QM	Non QM	xxxxxx
xxxxxx	707672	xxxxxx	Non QM	Non QM	xxxxxx
xxxxxx	713692	xxxxxx	N/A	N/A	xxxxxx
xxxxxx	718131	xxxxxx	N/A	N/A	xxxxxx
xxxxxx	718982	xxxxxx	N/A	N/A	xxxxxx